Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
ClearShares OCIO ETF
Shareholder Report [Line Items]
Fund Name	ClearShares OCIO ETF
Class Name	ClearShares OCIO ETF
Trading Symbol	OCIO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ClearShares OCIO ETF for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/ocio. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/ocio
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares OCIO ETF	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ClearShares OCIO ETF (OCIO) generated positive performance over the one-year period, while global markets were broadly positive as the Federal Reserve’s messaging stabilized. Using our systematic investment process, we maintained a predominantly full equity weighting throughout the period, benefiting from the strong equity returns experienced year-to-date in 2024.

The key tenets of OCIO’s investment strategy are diversification, trends, and volatility. Over the past year, each of these factors has been favorable as global equity markets have generally been in a low volatility, rising trend state. While the equity markets have experienced major outliers in positive performance, particularly in technology and AI-related stocks, the broader market in the U.S. especially has produced above-average upside and below-norm volatility over the past year. The biggest drivers of fund performance have been riding the equity trends as they’ve been favorable and continuing to largely sidestep down volatility in fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/26/2017)
ClearShares OCIO ETF NAV	13.98	7.63	6.30
ClearShares OCIO ETF Market	13.78	7.60	6.28
NYSE Expanded Opportunities Index	-2.19	0.18	0.35
NYSE Equal Sector Weight Index	22.36	13.49	11.58
S&P Target Risk Growth Index	14.91	7.26	6.37

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.clear-shares.com/ocio for more recent performance information. Visit https://www.clear-shares.com/ocio for more recent performance information.
Net Assets	$ 134,916,223
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 703,495
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$134,916,223
Number of Holdings	34
Net Advisory Fee	$703,495
Portfolio Turnover	70%
30-Day SEC Yield	1.85%
30-Day SEC Yield Unsubsidized	1.85%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	32.9%
Vanguard Growth ETF	5.6%
Invesco QQQ Trust Series 1	5.6%
Technology Select Sector SPDR Fund	5.3%
Invesco S&P 500 Momentum ETF	4.8%
SPDR Portfolio S&P 1500 Composite Stock Market ETF	4.7%
iShares 3-7 Year Treasury Bond ETF	4.6%
Vanguard Total Stock Market ETF	4.3%
ClearShares Ultra-Short Maturity ETF	4.3%
iShares Core S&P 500 ETF	4.1%

Top Sectors	(%)
Domestic Equity	52.6%
Fixed Income	29.9%
Global Equity	17.0%
Money Market Funds	0.5%

Updated Prospectus Web Address	https://www.clear-shares.com/ocio
ClearShares Piton Intermediate Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	ClearShares Piton Intermediate Fixed Income ETF
Class Name	ClearShares Piton Intermediate Fixed Income ETF
Trading Symbol	PIFI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ClearShares Piton Intermediate Fixed Income ETF for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/pifi. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/pifi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares Piton Intermediate Fixed Income ETF	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ClearShares Piton Intermediate Fixed Income ETF (PIFI) had positive total return for the period driven by the higher level of interest rates as a result of the aggressive tightening cycle of 2022/2023. Despite bond prices moving lower over the year, income was increased enough to provide positive returns. Adverse relative performance was a result of a lower exposure to corporate bonds which outperformed during the period. In addition, the indices held more lower rated securities than PIFI during the period (ie: more BBB rated bonds). Lower quality performed well and drove risk premium spreads to historically low levels. Our top-down approach and macro strategy continues to project an economic slowdown and rising liquidity risks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2020)
ClearShares Piton Intermediate Fixed Income ETF NAV	1.81	-1.26
ClearShares Piton Intermediate Fixed Income ETF Market	1.85	-1.23
ICE BofA US Corporate & Government Total Return Index	1.48	-3.20
ICE BofA 1-10 Year US Corporate & Government Index	2.79	-1.24
Bloomberg Intermediate Government/Credit Index	2.67	-1.30

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.clear-shares.com/pifi for more recent performance information. Visit https://www.clear-shares.com/pifi for more recent performance information.
Net Assets	$ 95,947,819
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 446,264
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$95,947,819
Number of Holdings	77
Net Advisory Fee	$446,264
Portfolio Turnover	34%
Average Credit Quality	AA/Aa2
Effective Duration	3.76 yrs
30-Day SEC Yield	4.52%
30-Day SEC Yield Unsubsidized	4.52%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	47.5%
Federal Farm Credit Banks Funding Corp	4.9%
Federal Home Loan Banks	4.4%
Tennessee Valley Authority	2.7%
Resolution Funding Corporation Principal Strip	2.1%
MetLife, Inc.	1.4%
United States Treasury Inflation Indexed Bonds	1.4%
Bank of New York Mellon Corporation	1.2%
Anheuser-Busch InBev Worldwide, Inc.	1.2%
Cisco Systems, Inc.	1.2%

Updated Prospectus Web Address	https://www.clear-shares.com/pifi
ClearShares Ultra-Short Maturity ETF
Shareholder Report [Line Items]
Fund Name	ClearShares Ultra-Short Maturity ETF
Class Name	ClearShares Ultra-Short Maturity ETF
Trading Symbol	OPER
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ClearShares Ultra-Short Maturity ETF for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/oper. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/oper
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares Ultra-Short Maturity ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ClearShares Ultra-Short Maturity ETF (OPER) continued to execute on its investment strategy and ended the period with a SEC 30 Day Yield of 5.33%. Since the last Fed rate hike of 25 basis points in July of 2023, OPER has performed generally in line with funding markets and within a few basis points, plus or minus, against its benchmark for traditional comparison time periods. The funding markets have experienced little volatility in the 10 months since the last rate hike, however, OPER did benefit from some slightly higher rates over calendar year-end and March month-end due to counterparty balance sheet management for financial statement reporting purposes. Both the Fed and the market appear to be predicting one rate cut before the end of 2024 given the current economic environment, however, there are economic, geo-political, and fiscal policy actions that may change that forecast. Regardless of any potential rate moves to either side, we expect OPER to continue executing on its investment strategy, while still being able to take advantage of cyclical and outlier trends in the institutional lending sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/10/2018)
ClearShares Ultra-Short Maturity ETF NAV	5.43	2.25	2.23
ClearShares Ultra-Short Maturity ETF Market	5.45	2.25	2.23
ICE Treasury, Agency, & Collateralized Index	0.16	-0.69	0.41
ICE BofA 3 Month Treasury Bill	5.48	2.13	2.16

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.clear-shares.com/oper for more recent performance information. Visit https://www.clear-shares.com/oper for more recent performance information.
Net Assets	$ 155,145,215
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 390,693
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$155,145,215
Number of Holdings	6
Net Advisory Fee	$390,693
Portfolio Turnover	0%
Effective Duration	4.52 days
30-Day SEC Yield	5.33%
30-Day SEC Yield Unsubsidized	5.33%

Holdings [Text Block]

Top Issuers	(%)
Cantor Fitzgerald & Co., 5.50%, 6/4/2024	38.7%
Cantor Fitzgerald & Co., 5.50%, 6/5/2024	32.2%
Clear Street LLC, 5.38%, 6/5/2024	9.7%
MIRAE Asset Securities (USA) Inc., 5.38%, 6/3/2024	9.7%
MIRAE Asset Securities (USA) Inc., 5.38%, 6/6/2024	9.6%
First American Government Obligations Fund	0.1%

Updated Prospectus Web Address	https://www.clear-shares.com/oper